Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 100.3%	Shares	Value
Aerospace & defense - 2.1%
Aerojet Rocketdyne Holdings, Inc.*	1,592,909	$65,707,496
Banks - 0.7%
Glacier Bancorp, Inc.	636,948	22,490,634
Biotechnology - 15.8%
Acceleron Pharma, Inc.*	307,219	30,466,908
Amicus Therapeutics, Inc.*	1,859,320	26,867,174
Arena Pharmaceuticals, Inc.*	430,375	26,420,721
Arrowhead Pharmaceuticals, Inc.*	513,553	22,118,728
Biohaven Pharmaceutical Holding Co. Ltd.*	464,717	29,760,477
Blueprint Medicines Corp.*	406,773	29,767,648
Dicerna Pharmaceuticals, Inc.*	1,120,359	24,087,719
Emergent BioSolutions, Inc.*	293,226	32,618,460
Halozyme Therapeutics, Inc.*	1,149,218	31,247,237
Insmed, Inc.*	1,046,301	27,329,382
Intercept Pharmaceuticals, Inc.*	196,877	8,985,466
Iovance Biotherapeutics, Inc.*	393,858	11,449,452
Karuna Therapeutics, Inc.*	183,606	15,018,971
Kura Oncology, Inc.*	1,502,217	24,696,448
Mirati Therapeutics, Inc.*	199,814	24,239,436
Momenta Pharmaceuticals, Inc.*	734,683	21,665,802
Natera, Inc.*	320,611	15,395,740
Novavax, Inc.*(a)	90,011	12,880,574
PTC Therapeutics, Inc.*	296,107	13,718,637
TG Therapeutics, Inc.*	992,041	19,424,163
Turning Point Therapeutics, Inc.*	283,362	16,783,531
Ultragenyx Pharmaceutical, Inc.*	202,025	15,790,274
uniQure N.V.*	260,953	10,889,569
Building products - 2.2%
Builders FirstSource, Inc.*	958,288	22,701,843
Trex Co., Inc.*	333,959	46,530,507
Capital markets - 1.7%
LPL Financial Holdings, Inc.	186,773	14,758,802
PJT Partners, Inc., Class A	721,764	38,636,027
Chemicals - 3.0%
Quaker Chemical Corp.	471,423	91,456,062
Commercial services & supplies - 3.3%
IAA, Inc.*	512,011	22,195,677
Ritchie Bros Auctioneers, Inc.	1,436,989	66,503,851
The Brink's Co.	312,245	13,848,066

Communications equipment - 1.4%
Lumentum Holdings, Inc.*	474,563	44,053,683
Construction materials - 1.0%
Summit Materials, Inc., Class A*	2,180,026	32,089,983
Consumer finance - 0.8%
FirstCash, Inc.	411,294	23,706,986
Distributors - 1.1%
Pool Corp.	107,674	34,100,356
Diversified consumer services - 1.8%
Chegg, Inc.*	641,154	51,914,240
Strategic Education, Inc.	39,787	5,021,517
Electrical equipment - 0.7%
Thermon Group Holdings, Inc.*	1,616,313	21,901,041
Electronic equipment, instruments & components - 4.0%
Cognex Corp.	718,193	48,025,566
Coherent, Inc.*	302,776	42,034,392
II-VI, Inc.*	650,000	32,968,000
Equity real estate investment trusts (REITs) - 0.8%
EastGroup Properties, Inc.	189,801	25,179,001
Food & staples retailing - 1.8%
Casey's General Stores, Inc.	141,389	22,507,715
Grocery Outlet Holding Corp.*	783,367	34,460,314
Food products - 2.1%
Freshpet, Inc.*	390,522	37,509,638
The Simply Good Foods Co.*	1,130,857	27,185,802
Health care equipment & supplies - 6.9%
AtriCure, Inc.*	345,221	14,088,469
CONMED Corp.	156,532	12,920,151
Insulet Corp.*	136,035	27,664,078
Nevro Corp.*	123,717	16,449,412
NuVasive, Inc.*	385,457	22,025,013
Penumbra, Inc.*	163,485	36,278,956
Quidel Corp.*	187,569	52,982,615
Tandem Diabetes Care, Inc.*	305,814	31,945,331
Health care providers & services - 2.9%
Amedisys, Inc.*	156,271	36,592,417
HealthEquity, Inc.*	210,034	10,829,353
LHC Group, Inc.*	214,800	41,909,628
Health care technology - 3.8%
Evolent Health, Inc., Class A*	2,246,832	26,175,593
Inspire Medical Systems, Inc.*	190,988	18,976,568
Omnicell, Inc.*	342,460	24,071,513
Teladoc Health, Inc.*	201,358	47,848,701

Hotels, restaurants & leisure - 5.1%
Churchill Downs, Inc.	53,078	7,352,365
DraftKings, Inc., Class A*	507,589	16,940,783
Everi Holdings, Inc.*	5,198,400	29,526,912
Penn National Gaming, Inc.*	618,786	20,945,906
Planet Fitness, Inc., Class A*	562,024	29,337,653
Wingstop, Inc.	340,290	53,170,312
Household durables - 2.1%
Universal Electronics, Inc.*	1,392,697	64,161,551
Insurance - 0.5%
eHealth, Inc.*	135,700	9,382,298
Selectquote, Inc.*	272,244	4,870,445
IT services - 0.8%
EVO Payments, Inc., Class A*	1,124,737	25,520,283
Life sciences tools & services - 3.0%
NeoGenomics, Inc.*	1,423,668	54,426,827
Repligen Corp.*	261,448	39,455,118
Machinery - 5.5%
Chart Industries, Inc.*	875,008	59,964,298
Graco, Inc.	644,255	34,300,136
John Bean Technologies Corp.	372,175	34,895,128
Woodward, Inc.	561,600	42,086,304
Oil, gas & consumable fuels - 0.6%
Viper Energy Partners LP	1,913,390	19,784,453
Pharmaceuticals - 2.5%
Horizon Therapeutics PLC*	840,253	51,415,081
MyoKardia, Inc.*	187,892	16,934,706
Odonate Therapeutics, Inc.*	213,770	7,774,815
Road & rail - 2.3%
Landstar System, Inc.	583,979	71,116,963
Semiconductors & semiconductor equipment - 6.6%
Cabot Microelectronics Corp.	240,836	36,298,802
Entegris, Inc.	1,691,294	121,620,952
Lattice Semiconductor Corp.*	559,700	17,401,073
Silicon Laboratories, Inc.*	306,961	30,852,650
Software - 11.0%
Everbridge, Inc.*	355,106	50,709,137
Medallia, Inc.*	521,703	16,031,933
Pegasystems, Inc.	1,016,005	118,760,825
Proofpoint, Inc.*	237,463	27,467,345
PROS Holdings, Inc.*	372,015	12,138,849
Q2 Holdings, Inc.*	275,000	25,863,750
RealPage, Inc.*	1,436,703	90,526,656
Specialty retail - 2.4%
Floor & Decor Holdings, Inc., Class A*	509,513	33,576,907
MarineMax, Inc.*	1,520,412	42,176,229
Total common stocks (cost $2,054,796,009)		3,116,654,959

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 0.08%#	12,670,348	12,670,348
Total money market funds (cost $12,670,348)		12,670,348
Total investment portfolio (cost $2,067,466,357) - 100.7%		3,129,325,307
Liabilities in excess of other assets - (0.7)%		(22,695,633)
Total net assets - 100.0%		$3,106,629,674

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $12,107,691 or 0.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.